Inventories, Net (Details) - Schedule of real state work in progress - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories, Net (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	S/ 131,090	S/ 117,341
Los Parques de Comas [Member]
Inventories, Net (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	82,518	63,213
Los Parques del Mar [Member]
Inventories, Net (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	20,295	20,044
Los Parques del Callao [Member]
Inventories, Net (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	16,040	27,235
Los Parques de Piura [Member]
Inventories, Net (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	5,515
Others [Member]
Inventories, Net (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	S/ 6,722	S/ 6,849